UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: June 30, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         GENESIS ASSET MANAGERS LIMITED
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Name of Institutional Investment Manager

P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey Channel Islands
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Richard G.P. Carss                 Director                  011 44 171 235 5040
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Richard G.P. Carss
----------------------------
London, UK
08/10/00


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 35
                                       ----
Form 13F Information Table Value Total: 1,194,769,697
                                       --------------


REPORT    PTR289    3Y CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
          MANAGER   (JMC)                                                                  AS OF 06/30/00

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                          ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER        TITLE OFCUSIP NUMBER FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                CLASS                VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                     (X 1000)    AMOUNT                                        INSTR. V
        ---------------        ------ ------------  ---------   -------- ---------------------- ------- ----------------------------
Ashanti Goldfields               GDS    US0437432026   15673     8955830    SOLE                  1     SOLE
Banco Latino America de Export   CLE    PAP169941328   36157     1305902    SOLE                  1     SOLE
Brazil Telecom Participacoes     ADR    US1055301097   50574      692200    SOLE                  1     SOLE
Centeral Puerto                  ADR    US1550381024     198       25500    SOLE                  1     SOLE
Check Point Software Tech. Ltd   ORD    IL0010824113   31487      148700    SOLE                  1     SOLE
Coca-Cola Femsa                  ADR    US1912411089   34856     1846700    SOLE                  1     SOLE
Comp. Anon. Nac. Telefones       ADS    US2044211017   21687      797671    SOLE                  1     SOLE
Distribucion y Servicios(D&S)    ADR    US2547531069   55643     3202500    SOLE                  1     SOLE
DSP Group, Inc.                  COM    US23332B1061    6793      121300    SOLE                  1     SOLE
Embotelladora Andina             ADR    US29081P204    23801     2025600    SOLE                  1     SOLE
Embotelladora Andina             ADS    US29081P3038   20648     2159300    SOLE                  1     SOLE
Enersis                          ADR    US29274F1049   24361     1221848    SOLE                  1     SOLE
Femsa                            ADS    US3444191064   98346     2283801    SOLE                  1     SOLE
Grupo Iusacell                   ADR    US40050B1008   47891     3065020    SOLE                  1     SOLE
Gulf Indonesia Resources LTD     COM    CA4022841031   29048     3630998    SOLE                  1     SOLE
Huaheng Power Intl.              ADR    US4403304105   34535     2594150    SOLE                  1     SOLE
Korea Electric Power             ADR    US5006311063   23734     1287266    SOLE                  1     SOLE
Laboratorio Chile                ADR    US50540H1041   10179      530500    SOLE                  1     SOLE
Matav                            ADS    US5597761098    8894      257800    SOLE                  1     SOLE
Mavesa                           ADR    US5777171019   15559     4978951    SOLE                  1     SOLE
Millicom Int'l,                  Com    LU0038705702   74026     2115022    SOLE                  1     SOLE
Minera Buenaventura              ADS    US2044481040   22176     1280900    SOLE                  1     SOLE
Orbotech Ltd.                    ORD    IL0008722873   55665      599350    SOLE                  1     SOLE
OTE                              ADR    US4233253073   11979      982900    SOLE                  1     SOLE
Panamerican Beverages Inc.       CL A   PAP748231084   48072     3218207    SOLE                  1     SOLE
PLDT                             ADR    US7182526043   33021     1860340    SOLE                  1     SOLE
Provida                          ADR    US00709P1084   15414      721100    SOLE                  1     SOLE
Quilmes Industrial(New Pref)     ADR    US74838Y1082   59651     5361868    SOLE                  1     SOLE
Quinenco                         ADS    US7487181031   37053     3800300    SOLE                  1     SOLE
Santa Isabel                     ADR    US8022331065    1420      181800    SOLE                  1     SOLE
SK Telecom Co.                   ADS    US78440P1084       4         100    SOLE                  1     SOLE
Telebras                         ADR    US8792871001       1       38000    SOLE                  1     SOLE
Telefonos de Mexico(Series L)    ADS    US8794037809  186383     3259152    SOLE                  1     SOLE
Telesp Cellular Participacoes    ADR    US8795211089    2307       51400    SOLE                  1     SOLE
TV Azteca                        ADR    US9011451021   57537     4362987    SOLE                  1     SOLE
                                                      ------
REPORT SUMMARY             35 DATA RECORDS           1194770        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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